INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 11:       INCOME TAXES

CyberArk Software Ltd.'s subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.

a.         Corporate tax in Israel:

Ordinary taxable income is subject to a corporate tax rate as follows: 2016 – 25%, 2017 – 24% and 2018 – 23%.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), which reduces the corporate income tax rate to 24% effective from January 1, 2017 and to 23% effective from January 1, 2018.

b.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2016	2017	2018

Domestic income	$32,077	$13,937	$52,158
Foreign income (loss)	4,124	10,492	(315)

	$36,201	$24,429	$51,843
c.	Deferred income taxes:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2017	2018
Deferred tax assets:

Carry-forwards losses and credits	$11,703	$16,069
Capital losses carry-forwards	90	47
Research and development expenses	1,448	1,351
Deferred revenues	4,316	3,132
Share-based compensation	4,347	5,922
Accruals and other	1,183	1,524

Deferred tax assets before valuation allowance	23,087	28,045

Less: Valuation allowance	90	1,647

Net deferred tax assets	$22,997	$26,398

Deferred tax liabilities:

Intangible assets	$3,096	$2,621
Property and equipment and other	558	474

Deferred tax liabilities	$3,654	$3,095

As of December 31, 2018, approximately $20,098 of undistributed earnings held by the Company's foreign subsidiaries are designated as indefinitely reinvested. If these earnings were repatriated to Israel, it would be subject to income taxes and to an adjustment for foreign tax credits and foreign withholding taxes. Determination of the amount of unrecognized deferred tax liability related to these earnings is not practicable.

d.	Income taxes are comprised as follows:

	Year ended December 31,
	2016	2017	2018

Current	$9,207	$2,558	$11,827
Deferred	(1,130)	5,856	(7,056)

	$8,077	$8,414	$4,771

	Year ended December 31,
	2016	2017	2018

Domestic	$4,906	$3,033	$8,359
Foreign	3,171	5,381	(3,588)

	$8,077	$8,414	$4,771

e.	A reconciliation of the Company's theoretical income tax expense to actual income tax expense is as follows:

	Year ended December 31,
	2016	2017	2018

Income before income taxes	$36,201	$24,429	$51,843

Statutory tax rate	25.0%	24.0%	23.0%

Theoretical income tax expense	9,050	5,863	11,924

Excess tax benefits related to share-based compensation	-	(5,050)	(6,726)
Non-deductible expenses	2,569	2,081	3,011
Intra-entity intellectual property transfer	-	-	1,768
Unrecognized tax benefits	81	645	697
Foreign and preferred enterprise tax rates differential	(3,468)	(1,792)	(5,710)
Impact of Tax Cuts and Jobs Act of 2017	-	6,492	-
Other	(155)	175	(193)

Income tax expense	$8,077	$8,414	$4,771

f.	Net operating loss carry-forwards:

As of December 31, 2018, the Company had net operating and capital tax losses, substantially derived from excess tax benefits from share based payments, totaling approximately $50,690 and $219, respectively, out of which approximately $4,825 and $219 of losses, respectively, were attributed to Israel and can be carried forward indefinitely and $45,865 and none, respectively, were attributed to the U.S. subsidiary. Out of the operating losses attributed to the U.S. subsidiary, $38,707 were generated before January 1, 2018 and are subject to the 20-year carryforward period ("pre-Tax Act losses"). The remaining $7,158 ("post-Tax Act losses") can be carried forward indefinitely but are subject to the 80% taxable income limitation. Utilization of some of U.S. net operating losses are subject to annual limitation due to the "change in ownership" provisions of the U.S. Internal Revenue Code and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

g.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959:

The Company has been granted "Approved Enterprise" Status, under the above Law. The Company has elected the alternative benefits program, waiver of grants in return for tax exemptions. Pursuant thereto, the income of the Company derived from the "Approved Enterprise" program is tax-exempt for two years and will enjoy a reduced tax rate of 10%-25% for up to a total of eight years (subject to an adjustment based upon the foreign investors' ownership of the Company).

The tax-exempt income attributable to the "Approved Enterprise" can be distributed to shareholders, without subjecting the Company to taxes, only upon the complete liquidation of the Company. If these retained tax-exempt profits are distributed, they would be taxed at the corporate tax rate applicable to such profits as if the Company had not elected the alternative tax benefits program (currently between 10% to 25% for an "Approved Enterprise").

On April 1, 2005, an amendment to the Investment Law came into effect ("2005 Amendment") and significantly changed the provisions of the Investment Law. However, the Investment Law provides that terms and benefits included in any letter of approval already granted will remain subject to the provisions of the law as they were on the date of such approval. Therefore, the Company's existing Approved Enterprise will generally not be subject to the provisions of the 2005 Amendment and such an enterprise is a "Beneficiary Enterprise," rather than the previous terminology of Approved Enterprise.

As of December 31, 2018, approximately $13,569 was derived from tax exempt profits earned by the Company's "Approved Enterprises" and "Beneficiary Enterprise." The Company and its Board of Directors have determined that such tax-exempt income will not be distributed as dividends and intends to reinvest the amount of its tax-exempt income earned by the Company. Accordingly, no provision for deferred income taxes has been provided on income attributable to the Company's "Approved Enterprises" and "Beneficiary Enterprise" as such income is essentially permanently reinvested.

If the Company's retained tax-exempt income is distributed, the income would be taxed at the applicable corporate tax rate as if it had not elected the alternative tax benefits under the Investment Law and an income tax liability of up to $3,331 would be incurred as of December 31, 2018.

On December 29, 2010, the Knesset approved an additional amendment to the Law for the Encouragement of Capital Investments, 1959 ("2010 Amendment"). According to the 2010 Amendment, a reduced uniform corporate tax rate for exporting industrial enterprises (over 25%) was established. The reduced tax rate will not be program dependent and will apply to the "Preferred Enterprise's" (as such term is defined in the Investment Law) entire income. Pursuant to the 2010 Amendment, a "Preferred Enterprise" is entitled to a reduced corporate tax rate of 15% in 2011 and 2012, unless the Preferred Enterprise is located in a specified development zone, in which case the rate will be 10%. Such corporate tax rate was determined to be 16% for 2014 until 2016.

On March 2013, the Company notified the Israeli Tax Authorities that it had transferred from Beneficiary Enterprise status to Preferred Enterprise status onwards.

Amendment to the Law for the Encouragement of Capital Investments, 1959 ("Amendment 73"):

In December 2016, the Israeli Knesset passed Amendment 73 to the Investment Law which included a number of changes to the Investments Law regimes through regulations. approved on May 1, 2017 and that have come into effect from January 1, 2017.

Applicable benefits under the new regime include:

Introduction of a benefit regime for "Preferred Technology Enterprises," granting a 12% tax rate in central Israel - on income deriving from Benefited Intellectual Property, subject to a number of conditions being fulfilled, including a minimal amount or ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual income derived from exports to large markets. Preferred Technological Enterprise ("PTE") is defined as an enterprise which meets the aforementioned conditions and for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion.

A 12% capital gains tax rate on the sale of a preferred intangible asset to a foreign affiliated enterprise, provided that the asset was initially purchased from a foreign resident at an amount of NIS 200 million or more.

A withholding tax rate of 20% for dividends paid from PTE income (with an exemption from such withholding tax applying to dividends paid to an Israeli company). Such rate may be reduced to 4% on dividends paid to a foreign resident company, subject to certain conditions regarding percentage of foreign ownership of the distributing entity.

The Company adopted the PTE since 2017 and believes it is eligible for its benefits.

h.         Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

Management believes that the Company currently qualifies as an "industrial company" under the above law and as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.

i.	Tax Benefits for Research and Development

Israeli tax law (section 20a to the Israeli Tax Ordinance) allows, under certain conditions, a tax deduction for research and development expenses, including capital expenses, for the year in which they are paid. Such expenses must relate to scientific research in industry, agriculture, transportation, or energy, and must be approved by the relevant Israeli government ministry, determined by the field of research. Furthermore, the research and development must be for the promotion of the company's business and carried out by or on behalf of the company seeking such tax deduction. However, the amount of such deductible expenses is reduced by the sum of any funds received through government grants for the finance of such scientific research and development projects. As for expenses incurred in scientific research that is not approved by the relevant Israeli government ministry, they will be deductible over a three-year period starting from the tax year in which they are paid. The Company believes that it is eligible for the above mentioned benefit for the majority of its research and development expenses.

j.	Tax Reform- United States of America

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 ("Tax Act") was signed into law making significant changes to the Internal Revenue Code of 1986, as amended ("Code"). Such changes include a reduction in the corporate tax rate and limitations on certain corporate deductions and credits, among other changes. The changes include, but are not limited to:

Rate Reduction

The Tax Act reduces the U.S. federal corporate income tax rate from 35% to 21% for tax years beginning after December 31, 2017. In addition, the Tax Act makes certain changes to the depreciation rules and implements new limits on the deductibility of certain expenses and deduction.

The Company recorded a reduction of its deferred tax assets as of December 31, 2017 of approximately $6.5 million.

Deemed Repatriation Transition Tax

The Deemed Repatriation Transition Tax is a tax on previously untaxed accumulated and current earnings and profits ("E&P") of certain foreign subsidiaries. To determine the amount of the Transition Tax, the Company must determine, in addition to other factors, the amount of post-1986 E&P of its foreign subsidiaries, as well as the amount of non-U.S. income taxes paid on such earnings. The Company's US subsidiary has one foreign subsidiary which impact of the Transition Tax is immaterial

Tax Deductibility of Executive Compensation

Prior to the Tax Act being signed into law on December 22, 2017, Section 162(m) of the Code generally disallowed tax deductions for publicly-held companies for compensation paid to certain of its executive officers who were "covered employees" under this rule in excess of $1 million per officer in any year. Performance-based compensation was exempt from this deduction limitation if specific requirements set forth in the Code and applicable Treasury Regulations were met.

The Tax Act repealed the exemption from Section 162(m)'s deduction limit for performance-based compensation, effective for the taxable years after December 31, 2017. Accordingly, compensation paid to the Company's covered executive officers in excess of $1 million during such taxable years will not be deductible unless such compensation qualifies for transition relief applicable to certain arrangements in place as of November 2, 2017.

The SEC staff issued SAB 118 which allowed the Company to record provisional amounts during a measurement period of 12 months following the Tax Act. During 2018, the Company completed the accounting treatment related to tax effects of the Tax Act and no material differences were identified from the recorded provisional amounts.

k.	Tax assessments:

As of December 31, 2018, CyberArk Software Ltd.'s tax years until December 31, 2013 are subject to statutes of limitation effective in Israel. As of that date, the U.K. subsidiary's tax years until December 31, 2014 are also subject to statutes of limitation effective in U.K. The U.S. subsidiary's tax years ended from December 31, 2015 through 2018 are still open, as the statutes of limitation have not yet expired. For companies acquired by the U.S. subsidiary, there are open loss years from 2008 through 2017.

l.	Unrecognized tax benefits:

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2017	2018

Opening balance	$474	$1,119
Increase related to prior year tax positions	348	404
Decrease related to expiration of statutes of limitations	-	(353)
Increase related to current year tax positions (including those related to acquisitions made during the year)	297	823

Closing balance	$1,119	$1,993

During the years ended December 31, 2016, 2017 and 2018, the Company recorded $18, $56 and $(38), respectively, for interest expense (income) related to uncertain tax positions. As of December 31, 2017 and 2018, accrued interest was $103 and $65, respectively.

Although the Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement, there is no assurance that the final tax outcome of its tax audits will not be different from that which is reflected in the Company's income tax provisions. Such differences could have a material effect on the Company's income tax provision, cash flow from operating activities and net income in the period in which such determination is made.